Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Consolidated Statements of (Income) Loss
Net income (loss)	$ (32,583)	$ (363,812)	$ 1,360,699
Other comprehensive income (loss):Items that will not be reclassified subsequently to profit and loss:
Revaluation of marketable securities	(167,890)	(715,125)	(626,438)
Total other comprehensive income (loss)	(167,890)	(715,125)	(626,438)
Comprehensive income (loss)	$ (200,473)	$ (1,078,937)	$ 734,261